Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000026171 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000026171 [Member] | One Hundred Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026171 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000026171 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000026171 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000026171 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
C000242775 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000242775 [Member] | One Hundred Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242775 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000242775 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000242775 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000242775 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
C000242774 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000242774 [Member] | One Hundred Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242774 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000242774 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000242774 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000242774 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
C000242773 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000242773 [Member] | One Hundred Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242773 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000242773 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000242773 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000242773 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
C000026172 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000026172 [Member] | One Hundred Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026172 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000026172 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000026172 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000026172 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
C000242772 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000242772 [Member] | One Hundred Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000242772 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.20%
C000242772 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000242772 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C000242772 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%